Prepaid Expenses and Other Current Assets (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
Prepaid Expenses And Other Current Assets
Summary of Prepaid Expenses and Other Current Assets

Prepaid expenses and other current assets consisted of the following at the dates indicated:

	June 30, 2025	December 31, 2024
Prepaid expenses and other current assets:
Prepaid insurance costs	$235,451	$130,345
Service trade	177,055	239,041
Prepaid consulting costs	—	76,767
Prepaid software costs	129,168	59,855
Prepaid commissions	52,616	31,504
Prepaid merchant fees	26,385	26,690
Prepaid advertising and marketing costs	—	29,133
Prepaid data license and subscription costs	—	3,125
Employee receivable	113,567	800
Other current assets	23,271	46,414
Total prepaid expenses and other current assets	$757,513	$643,674

Prepaid expenses and other current assets consisted of the following at the dates indicated:

	December 31, 2024	December 31, 2023
Prepaid expenses and other current assets:
Prepaid commissions	$31,504	$51,472
Service Trade	239,041	364,384
Prepaid insurance costs	130,345	17,661
Prepaid consulting costs	76,767	120,332
Prepaid software costs	59,855	29,887
Prepaid advertising and marketing costs	29,133	11,074
Prepaid merchant fees	26,690	26,224
Prepaid data license and subscription costs	3,125	53,124
Other current assets	47,214	66,997
Total prepaid expenses and other current assets	$643,674	$741,155